Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31